Shareholder Report, Average Annual Return (Details) 192033_Campbell Systematic Macro Fund_Class I_TSR Annual {Class I}		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Class I (without sales charge)**
Average Annual Return, Percent	[1]	8.85%	8.90%	5.80%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Average Annual Return, Percent		20.38%	12.79%	15.37%
Barclay BTOP50 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Barclay BTOP50 Index
Average Annual Return, Percent		18.28%	6.91%	4.31%
SG CTA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SG CTA Index
Average Annual Return, Percent		18.41%	5.58%	3.46%

[1]
**	The Fund commenced operations on March 8, 2013 as a separate portfolio (the “Predecessor Fund”) of Equinox Funds Trust. Effective May 29, 2020, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. The performance shown for periods prior to May 29, 2020 represents the performance of the Predecessor Fund.